Portfolio of Investments – as of September 30, 2025 (Unaudited)
Mirova Global Megatrends Fund

Shares	Description	Value (†)
Common Stocks — 98.0% of Net Assets
	Belgium — 1.4%
102,210	KBC Group NV	$12,248,744
	Canada — 4.4%
143,749	Canadian Pacific Kansas City Ltd.	10,707,863
193,619	Shopify, Inc., Class A(a)	28,773,719
		39,481,582
	Denmark — 0.8%
369,081	Vestas Wind Systems AS	7,021,108
	France — 4.4%
61,912	Air Liquide SA	12,899,779
357,978	Credit Agricole SA	7,054,341
62,100	EssilorLuxottica SA	20,229,309
		40,183,429
	Germany — 3.4%
67,774	SAP SE	18,147,665
139,650	Symrise AG	12,145,397
		30,293,062
	Ireland — 1.3%
48,393	Accenture PLC, Class A	11,933,714
	Japan — 2.5%
569,166	Sekisui House Ltd.	12,944,302
598,944	Terumo Corp.	9,880,489
		22,824,791
	Netherlands — 4.1%
11,988	Adyen NV(a)	19,289,642
17,838	ASML Holding NV	17,395,384
		36,685,026
	Spain — 3.6%
1,712,756	Iberdrola SA	32,421,338
	Taiwan — 4.0%
130,616	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,479,743
	United Kingdom — 4.6%
104,387	AstraZeneca PLC	15,992,192
2,963,969	Legal & General Group PLC	9,520,011
171,703	RELX PLC	8,203,764
129,983	Unilever PLC	7,720,528
		41,436,495
	United States — 63.5%
45,994	Advanced Drainage Systems, Inc.	6,379,368
77,195	AGCO Corp.	8,265,269
107,196	American Water Works Co., Inc.	14,920,611
194,421	Ball Corp.	9,802,707
22,458	Broadcom, Inc.	7,409,119
Shares	Description	Value (†)
	United States — continued
72,826	Danaher Corp.	$14,438,483
216,125	eBay, Inc.	19,656,569
102,259	Ecolab, Inc.	28,004,650
190,092	Edwards Lifesciences Corp.(a)	14,783,455
24,591	Eli Lilly & Co.	18,762,933
57,867	First Solar, Inc.(a)	12,761,409
32,065	Hubbell, Inc.	13,797,890
37,636	Intuitive Surgical, Inc.(a)	16,831,948
68,569	Mastercard, Inc., Class A	39,002,733
125,847	Microsoft Corp.	65,182,454
263,997	NextEra Energy, Inc.	19,929,133
420,520	NVIDIA Corp.	78,460,622
112,536	Palo Alto Networks, Inc.(a)	22,914,580
46,287	Roper Technologies, Inc.	23,082,864
42,562	Salesforce, Inc.	10,087,194
181,665	Smurfit WestRock PLC	7,677,339
44,546	Thermo Fisher Scientific, Inc.	21,605,701
172,216	TJX Cos., Inc.	24,892,101
69,466	Veralto Corp.	7,405,770
52,930	Visa, Inc., Class A	18,069,243
96,470	Waste Management, Inc.	21,303,470
29,627	Watts Water Technologies, Inc., Class A	8,274,229
124,701	Xylem, Inc.	18,393,397
		572,095,241
	Total Common Stocks (Identified Cost $640,866,705)	883,104,273

Principal Amount
Short-Term Investments — 1.5%
$13,696,755
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 9/30/2025 at
2.650% to be repurchased at $13,697,763
on 10/01/2025  collateralized by $3,352,400
U.S. Treasury Note, 3.625% due 5/31/2028 valued at
$3,391,872; $10,335,500 U.S. Treasury Note, 4.375%
due 8/31/2028 valued at $10,578,911 including
accrued interest(b)
(Identified Cost $13,696,755)
		13,696,755
	Total Investments — 99.5% (Identified Cost $654,563,460)	896,801,028
	Other assets less liabilities — 0.5%	4,634,877
	Net Assets — 100.0%	$901,435,905

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$12,248,744	$ —	$12,248,744
Denmark	—	7,021,108	—	7,021,108
France	—	40,183,429	—	40,183,429
Germany	—	30,293,062	—	30,293,062
Japan	—	22,824,791	—	22,824,791
Netherlands	—	36,685,026	—	36,685,026
Spain	—	32,421,338	—	32,421,338
United Kingdom	—	41,436,495	—	41,436,495
United States	564,417,902	7,677,339	—	572,095,241
All Other Common Stocks(a)	87,895,039	—	—	87,895,039
Total Common Stocks	652,312,941	230,791,332	—	883,104,273
Short-Term Investments	—	13,696,755	—	13,696,755
Total Investments	$652,312,941	$244,488,087	$—	$896,801,028

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at September 30, 2025 (Unaudited)
United States Dollar	73.8%
Euro	17.8
British Pound	4.6
Japanese Yen	2.5
Danish Krone	0.8
Total Investments	99.5
Other assets less liabilities	0.5
Net Assets	100.0%